Discontinued Operations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Hospital Property	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of discontinued operations held for sale | Hospital	1
Unfavorable pretax adjustments related to discontinued operations	$ 2.5	$ 9.2	$ 1.5
Gain (loss) on divestiture of operations	$ 1.5	$ 5.6	$ 0.9
Nursing Centers
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of discontinued operations held for sale | Property	9